Subsequent events (Details)					1 Months Ended			3 Months Ended
	Sep. 30, 2021 USD ($) tanker	Sep. 29, 2021 $ / shares	Jun. 30, 2021 USD ($)	May 21, 2021	Sep. 30, 2021 USD ($) tanker	Aug. 31, 2021 USD ($) tanker	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) tanker	Aug. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 458,600,000
Declaration Of Dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares		$ 0.10
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture						50.00%
Number of duel fuel tankers | tanker						5
Number of Ice Class 1ALR1 acquired | tanker						4
Term of charter contracts						5 years
Convertible Notes Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate			0.02678790				0.02666170
Borrowings			$ 196,300,000
Convertible Notes Due 2025 | Issuance of Convertible Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Debt instruments issued	$ 9,500,000				$ 9,500,000			$ 9,500,000
Proceeds from non-current borrowings								9,300,000
Convertible Senior Notes Due 2022 and 2025
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate				0.02678790
Increase in conversion rate				0.00012620
Convertible Senior Notes Due 2022 and 2025 | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate					0.02694190
Increase in conversion rate					0.00015400
Vessels | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, declared option to purchase | tanker						6
Number of product tankers						$ 9
Contractual capital commitments									$ 7,000,000
Vessels | CSSC Lease Financing | Sales Leaseback Transaction
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 128,900,000				$ 128,900,000			$ 128,900,000
Vessels | CSSC Lease Financing | Sales Leaseback Transaction | Floating interest rate
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis						4.60%
Vessels | Finance Lease - 2021 CSSC Lease Financing | Sales Leaseback Transaction
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis	3.50%				3.50%			3.50%
Periodic borrowing payment, amount							$ 200,000
Borrowings	$ 140,700,000				$ 140,700,000			$ 140,700,000
Increase In Borrowings	$ 11,800,000
Term of lease extension	24 months				24 months			24 months
Minimum aggregate fair market value of vessels provided for collateral							125.00%
Vessels | LR1 | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, declared option to purchase | tanker						5
Vessels | LR2 | Finance Lease - 2021 CSSC Lease Financing | Sales Leaseback Transaction | STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels under finance lease arrangements | tanker	5				5			5